Property, plant and equipment - Summary of Property, Plant and Equipment (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Depreciation, property, plant and equipment
Property, plant and equipment	R$ 196,394	R$ 236,781
Vehicles
Depreciation, property, plant and equipment
Property, plant and equipment	4,705	7,240
Lands, buildings and improvements
Depreciation, property, plant and equipment
Property, plant and equipment	129,071	160,053
Machines, equipment and facilities
Depreciation, property, plant and equipment
Property, plant and equipment	51,122	58,358
Furnitures and fixtures
Depreciation, property, plant and equipment
Property, plant and equipment	11,327	9,425
Computer equipments
Depreciation, property, plant and equipment
Property, plant and equipment	169	1,705
Cost
Depreciation, property, plant and equipment
Property, plant and equipment	333,290	342,254
Cost | Vehicles
Depreciation, property, plant and equipment
Property, plant and equipment	36,358	40,062
Cost | Lands, buildings and improvements
Depreciation, property, plant and equipment
Property, plant and equipment	172,181	182,822
Cost | Machines, equipment and facilities
Depreciation, property, plant and equipment
Property, plant and equipment	89,534	89,367
Cost | Furnitures and fixtures
Depreciation, property, plant and equipment
Property, plant and equipment	23,406	18,468
Cost | Computer equipments
Depreciation, property, plant and equipment
Property, plant and equipment	11,811	11,535
Impairment losses
Depreciation, property, plant and equipment
Property, plant and equipment	(10,723)
Impairment losses | Vehicles
Depreciation, property, plant and equipment
Property, plant and equipment	(572)
Impairment losses | Lands, buildings and improvements
Depreciation, property, plant and equipment
Property, plant and equipment	(6,826)
Impairment losses | Machines, equipment and facilities
Depreciation, property, plant and equipment
Property, plant and equipment	(1,358)
Impairment losses | Furnitures and fixtures
Depreciation, property, plant and equipment
Property, plant and equipment	(1,455)
Impairment losses | Computer equipments
Depreciation, property, plant and equipment
Property, plant and equipment	(512)
Accumulated depreciation
Depreciation, property, plant and equipment
Property, plant and equipment	(126,173)	(105,473)
Accumulated depreciation | Vehicles
Depreciation, property, plant and equipment
Property, plant and equipment	(31,081)	(32,822)
Accumulated depreciation | Lands, buildings and improvements
Depreciation, property, plant and equipment
Property, plant and equipment	(36,284)	(22,769)
Accumulated depreciation | Machines, equipment and facilities
Depreciation, property, plant and equipment
Property, plant and equipment	(37,054)	(31,009)
Accumulated depreciation | Furnitures and fixtures
Depreciation, property, plant and equipment
Property, plant and equipment	(10,624)	(9,043)
Accumulated depreciation | Computer equipments
Depreciation, property, plant and equipment
Property, plant and equipment	R$ (11,130)	R$ (9,830)